Investment in associates - Narrative (Details) - Total for all related parties $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) vehicle	Jun. 30, 2023 USD ($)	Sep. 16, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 29, 2024 USD ($)
Disclosure of detailed information about investment property [line items]
Revenue from sale of goods, related party transactions	$ 160,713	$ 77,039
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone
Disclosure of detailed information about investment property [line items]
Trade receivables - related parties					$ 60,360
Trade receivables - related parties, additional amount					$ 148,298
Settlement of liabilities on behalf of entity by related party, related party transactions			$ 34,300
Polestar's percentage ownership interest			46.20%
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Minimum
Disclosure of detailed information about investment property [line items]
Borrowings, interest rate					49.00%
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Maximum
Disclosure of detailed information about investment property [line items]
Borrowings, interest rate					37.60%
Polestar Times Technology
Disclosure of detailed information about investment property [line items]
Revenue from sale of goods, related party transactions	61,650	$ 0
Revenue from sale of goods, related party transactions, at point in time	30,352			$ 31,298
Revenue from sale of goods	$ 19,850
Number of vehicles delivered, unpaid | vehicle	542